INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
Schedule of inventories
	As of December 31
	2013	2014
Inventories
Finished goods	12,786	12,749
Raw materials	1,021	970
Work in process	5	-
	13,812	13,719